Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Himax Technologies, Inc. (the Parent Company only)
Revenues	$ 832,173	$ 906,802	$ 945,428
Costs and expenses	788,047	838,581	902,216
Operating income	44,126	68,221	43,212
Interest income	9,842	9,907	8,746
Changes in fair value of financial assets at fair value through profit or loss	1,472	1,363	1,655
Foreign currency exchange gains (losses), net	2,801	2,491	(768)
Finance costs	(3,491)	(4,014)	(6,080)
Loss on re-measurement of the pre-existing relationships in a business combination	0	0	(1,932)
Profit before income taxes	54,867	77,335	44,393
Income tax expense	9,592	(2,435)	(5,028)
Profit for the year	45,275	79,770	49,421
Equity attributable to owners of parent
Himax Technologies, Inc. (the Parent Company only)
Revenues		0	0
Costs and expenses	562	618	547
Operating income	(562)	(618)	(547)
Interest income	462	543	268
Changes in fair value of financial assets at fair value through profit or loss	1,063	1,238	1,639
Foreign currency exchange gains (losses), net	15	(166)	(102)
Finance costs	(3,301)	(11,201)	(12,371)
Loss on re-measurement of the pre-existing relationships in a business combination	0	0	(1,932)
Share of profits of subsidiaries and affiliates	46,260	89,959	63,661
Profit before income taxes	43,937	79,755	50,616
Income tax expense		0	0
Profit for the year	$ 43,937	$ 79,755	$ 50,616